Regulatory Matters (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Regulatory Matters (Textual)
Terminated date of consent order	Feb. 08, 2013
Retained earnings available for dividend declaration	$ 4.3